DEBT (Tables)	12 Months Ended
Jan. 02, 2021
DEBT
Schedule of long-term debt, including its respective interest rates, at year-end

(In millions)	2020	2019
Long-term debt
Medium-term notes:
Series 1995 due 2020 through 2025	$30.0	$45.0
Long-term notes:
Senior notes due 2020 at 5.4%	–	250.0
Senior notes due 2023 at 3.4%	249.3	249.1
Senior notes due 2025 at 1.25% (1)	612.1	553.4
Senior notes due 2028 at 4.875%	494.6	493.9
Senior notes due 2030 at 2.650%	494.2	–
Senior notes due 2033 at 6.0%	149.0	148.9
Less amount classified as current	–	(265.0)
Total long-term debt (2)	$2,029.2	$1,475.3
(1)	These senior notes are euro-denominated.
(2)	Includes unamortized debt issuance cost and debt discount of $8.7 million and $4.9 million, respectively, as of year-end 2020 and $5.6 million and $5.7 million, respectively, as of year-end 2019.

Schedule of maturities of long term debt for each of the next five fiscal years and thereafter

Year	(In millions)
2021	$–
2022	–
2023	250.0
2024	–
2025	644.9
2026 and thereafter	1,147.9